Notes Payable (Details Narrative) - USD ($)							6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 25, 2021	Apr. 16, 2021	Mar. 10, 2021	Dec. 02, 2020	Dec. 02, 2020	Nov. 24, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Note payable			$ 300,000			$ 1,000,000
Interest rate			1.00%	6.80%	6.80%	1.00%
Maturity date			Mar. 10, 2022		Nov. 02, 2025	Apr. 21, 2021
Extended maturity date						The Company has the option to extend the maturity date for seven one-month terms.
Number of shares issued to common stock			30,000
Number of shares granted							85,400	224,000	333,506
Promissory Notes [Member] | Related Party One [Member]
Note payable			$ 100,000
Promissory Notes [Member] | Related Party Two [Member]
Note payable	$ 265,958		100,000
Interest rate	1.00%
Maturity date	Dec. 25, 2021
Debt discount	$ 15,958
Promissory Notes [Member] | Related Party Three [Member]
Note payable			$ 100,000
Note Holder [Member]
Extended maturity date							The Company has exercised the option to extend the loan from April 21, 2021 to August 21, 2021 and has issued 10,000 shares to the note holder for each monthly extension.
Number of shares issued to common stock						100,000	10,000
Debt financing		$ 1,166,000
Lender [Member]
Number of shares issued to common stock			10,000	100,000
Debt discount			$ 30,000
Number of shares granted		400,000
offering price percentage		125.00%